Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2016
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2Q16 (CHF million)
Balance at beginning of period	31	(13,452)	65	(4,567)	579	1,741	(15,603)
Increase/(decrease)	26	322	2	0	0	(69)	281
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	(3)	9	0	82	(25)	0	63
Total increase/(decrease)	20	331	2	82	(25)	(69)	341
Balance at end of period	51	(13,121)	67	(4,485)	554	1,672	(15,262)
1Q16 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	47	(886)	5	22	0	1,266	454
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	2	49	0	83	(28)	0	106
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	46	(837)	5	105	(28)	1,741	1,032
Balance at end of period	31	(13,452)	65	(4,567)	579	1,741	(15,603)
2Q15 (CHF million)
Balance at beginning of period	(23)	(12,947)	74	(3,921)	431	–	(16,386)
Increase/(decrease)	25	(1,027)	(11)	6	0	–	(1,007)
Increase/(decrease) due to equity method investments	(1)	0	0	0	0	–	(1)
Reclassification adjustments, included in net income/(loss)	7	4	(1)	86	(22)	–	74
Total increase/(decrease)	31	(1,023)	(12)	92	(22)	–	(934)
Balance at end of period	8	(13,970)	62	(3,829)	409	–	(17,320)
6M16 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	73	(564)	7	22	0	1,197	735
Increase/(decrease) due to equity method investments	(6)	0	0	0	0	0	(6)
Reclassification adjustments, included in net income/(loss)	(1)	58	0	165	(53)	0	169
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	66	(506)	7	187	(53)	1,672	1,373
Balance at end of period	51	(13,121)	67	(4,485)	554	1,672	(15,262)
6M15 (CHF million)
Balance at beginning of period	(31)	(11,478)	64	(4,010)	452	–	(15,003)
Increase/(decrease)	43	(2,498)	(1)	7	0	–	(2,449)
Increase/(decrease) due to equity method investments	(17)	0	0	0	0	–	(17)
Reclassification adjustments, included in net income/(loss)	13	6	(1)	174	(43)	–	149
Total increase/(decrease)	39	(2,492)	(2)	181	(43)	–	(2,317)
Balance at end of period	8	(13,970)	62	(3,829)	409	–	(17,320)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	2Q16	1Q16	2Q15	6M16	6M15
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	9	49	4	58	6
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	105	107	110	212	222
Tax expense/(benefit)	(23)	(24)	(24)	(47)	(48)
Net of tax	82	83	86	165	174
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(32)	(36)	(29)	(68)	(57)
Tax expense	7	8	7	15	14
Net of tax	(25)	(28)	(22)	(53)	(43)
1
Includes net releases of CHF 3 million and CHF 52 million on the sale of Credit Suisse (Gibraltar) Limited in 2Q16 and 1Q16, respectively. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 25 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q16		1Q16		2Q15		6M16		6M15
Common shares issued
Balance at beginning of period	1,957,379,244		1,957,379,244		1,607,168,947		1,957,379,244		1,607,168,947
Issuance of common shares	132,518,134		0		31,226,399		132,518,134		31,226,399
of which share-based compensation	30,000,000		0		0		30,000,000		0
Balance at end of period	2,089,897,378		1,957,379,244		1,638,395,346		2,089,897,378		1,638,395,346
Treasury shares
Balance at beginning of period	(10,939,863)		(5,910,224)		(43,695,094)		(5,910,224)		(7,666,658)
Sale of treasury shares	474,842,916		190,347,314		220,985,925		665,190,230		301,511,352
Repurchase of treasury shares	(482,072,771)		(196,089,371)		(224,833,683)		(678,162,142)		(342,146,721)
Share-based compensation	9,636,105		712,418		41,575,944		10,348,523		42,335,119
Balance at end of period	(8,533,613)		(10,939,863)		(5,966,908)		(8,533,613)		(5,966,908)
Common shares outstanding
Balance at end of period	2,081,363,765	[1]	1,946,439,381	[2]	1,632,428,438	[3]	2,081,363,765	[1]	1,632,428,438	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 518,996,021 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515,145,579 of these shares were reserved for capital instruments.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.